ACQUISITION OF BUSINESS - Narrative (Details) - USD ($)	May 25, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Acquisition per Share Price	$ 190
Acquisition Costs, Period Cost	13,000,000
Revenue of acquiree	2,300,000,000
Net income of acquiree	324,000,000
Extrapolated revenue from acquiree	3,900,000,000
Extrapolated net income of acquiree	487,000,000
American National
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Asset, Current	$ 5,107,000,000
American National
Business Acquisition [Line Items]
Ownership interest percentage		100.00%